RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Liabilities		$ 742,636	$ 635,892
Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Maintenance fees payable		300	400
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment, Products and Services [Member]
Related Party Transaction [Line Items]
Liabilities		3,700	6,800
Basin Holdings US LLC [Member]
Related Party Transaction [Line Items]
Liabilities		0	100
Successors [Member] | Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment		1,100	6,800
Successors [Member] | Basin Holdings US LLC [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment		2,100	2,000
Mubbadrah Group Entities [Member]
Related Party Transaction [Line Items]
Due from Related Parties		$ 200	600
Equity method investment, ownership percentage		14.68%
Mubbadrah Group Entities [Member] | Successors [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense, Net	$ 100	$ 200	200
Receivable from related party		300	300
Payable to releted party		500	500
Heavy Equipment Manufacturing Trading LLC [Member] | Successors [Member]
Related Party Transaction [Line Items]
Receivable from related party		600	400
Heavy Equipment Manufacturing Trading LLC [Member] | Successors [Member] | GES [Member]
Related Party Transaction [Line Items]
Services charges	500	$ 100	100
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage		100.00%
Business Solutions LLC [Member] | Successors [Member] | Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Administrative service fee	$ 0	$ 1,000	$ 800